LEASE (Details Narrative)										12 Months Ended
	Aug. 20, 2025	Jan. 01, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 22, 2022 USD ($)	Jan. 22, 2022 CNY (¥)	Sep. 30, 2025	Jan. 01, 2025
Defined Benefit Plan Disclosure [Line Items]
Operating lease, description										The Company leases office spaces and factories under non-cancelable operating leases, with terms from 24 to 120 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.
Sichuan Leishen Hongzhuo [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract								11 years	11 years
Lease rental payment								$ 18,823	¥ 133,745
Nanjing Lishui Technology Development Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract						2 years	2 years
Lease rental payment						$ 2,432	¥ 17,280
Renewal term											1 year
Lease terminated	the lease agreement between Leishen Nanjing and Nanjing Lishui Technology Development Co., Ltd was terminated due to a rent increase
Sichuan TIBO Fluid Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract				10 years	10 years
Lease rental payment				$ 906,392	¥ 6,440,367
Li Honglinag [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract		2 years	2 years
Lease rental payment		$ 1,407	¥ 10,000